Trade and other payables (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade and other payables [Line Items]
Average credit period Expressed As Creditor Days		114 days	92 days
Trade and other payables		$ 111,037,000	$ 279,949,000
Vitol
Disclosure Of Trade and other payables [Line Items]
Proceeds from offtake and prepayment agreements	$ 152,000,000	152,000,000	152,000,000
Financial liabilities that are part of supplier finance arrangements [member]
Disclosure Of Trade and other payables [Line Items]
Trade and other payables		$ 1,135,000	$ 2,664,000